Mortgage Banking Activities, Mortgage Banking Noninterest Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Servicing fees:
Contractually specified servicing fees	$ 3,603	$ 3,778	$ 4,037
Late charges	172	180	198
Ancillary fees	199	229	288
Unreimbursed direct servicing costs	(582)	(819)	(625)
Net servicing fees	3,392	3,368	3,898
Changes in fair value of MSRs carried at fair value:
Due to changes in valuation model inputs or assumptions	(126)	565	214
Changes due to collection/realization of expected cash flows over time	(1,989)	(2,160)	(2,084)
Total changes in fair value of MSRs carried at fair value	(2,115)	(1,595)	(1,870)
Amortization	(263)	(269)	(258)
Net derivative gains from economic hedges	413	261	671
Total servicing income, net	1,427	1,765	2,441
Net gains on mortgage loan origination/sales activities	2,923	4,331	4,060
Total mortgage banking noninterest income	4,350	6,096	6,501
Market-related valuation changes to MSRs, net of hedge results	$ 287	$ 826	$ 885